Share Capital and Capital reserve	9 Months Ended
Sep. 30, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital and Capital reserve
Share Capital and Capital reserve
Ordinary Shares

On January 2, 2018, the Company issued a share dividend of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017).

The Company issued 41,186 ordinary shares in June 2018 to Non-Executive Directors as disclosed in Note 15 above.

In June 2018, former Non-Executive Directors exercised 9,375 of 125,000 initial options granted to them for €0.1 million. The remaining options expire in June 2020.

	Shares		September 30, 2018	December 31, 2017
	September 30, 2018	December 31, 2017
			€m	€m
Authorized Share Capital:
Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a
Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a

Issued and fully paid:
Ordinary Shares	174,047,997	165,291,546	1,748.4	1,626.9
Founder Preferred Shares	1,500,000	1,500,000	10.6	10.6
			1,759.0	1,637.5
Listing and share transaction costs			(13.8)	(13.8)
Total Capital reserve			1,745.2	1,623.7